UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Claren Road Asset Management, LLC
Address: 900 3rd Avenue, 29th Floor
New York, NY 10022

Form 13F File Number: 28-15244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Albert Marino
Title: COO
Phone: 212-310-5873
Signature, Place, and Date of Signing:

Albert Marino New York, New York 5/14/2013

Report Type (Check only one)
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT



FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 19
Form 13F Information Table Value Total: 403,644 (x 1000)
(thousands)



Form 13F Information Table

                                                            Value       SHRS or     SH/  PUT/  Invst  Other    Voting Authority
Name of Issuer                  	  Class  Cusip      x$1000)     PRN Amount  PRN  CALL  Discrt Mang     Sole       Shared  None
--------------                 		  -----  ------     -------     ----------  ---- ----  ------ -------  ---------  ------  -----
ArcelorMittal	                	  NOTE  03938LAK0    25843      25000000    PRN         SOLE	      25000000
MGIC Investment Corp	        	  NOTE	552848AD5    3960       4000000     PRN	        SOLE	      4000000
Amkor Technology Inc			  COM	031652100    9207	2301821	    SH 	        SOLE	      2301821
Genworth Financial Inc			  COM	37247D106    7500	750000	    SH 	        SOLE	      750000
Hillshire Brands Co			  COM	432589109    17575	500000	    SH 	        SOLE	      500000
MBIA Inc		  	 	  COM	55262C100    28242	2750000	    SH 	        SOLE	      2750000
Royal Bank of Scotland Group PLC 	  PFD	780097770    9546	430000	    SH 	        SOLE	      430000
Vodafone Group PLC		 	  COM	92857W209    20590	725000	    SH 	        SOLE	      725000
Beam Inc			 	  COM	073730103    20332	320000	    SH 	        SOLE	      320000
Community Health Systems Inc     	  COM	203668108    35088	740418	    SH 	        SOLE	      740418
HCA Holdings Inc		 	  COM	40412C101    37846	931500	    SH 	        SOLE	      931500
Warner Chilcott PLC   			  COM	IE00B446CM77 21341	1575000	    SH 	        SOLE	      1575000
Laboratory Corp of America Holdings	  COM	50540R409    15334	170000	    SH 	        SOLE	      170000
Navios Maritime Acq Corp		  COM	MHY621591012 12002	3484173	    SH 	        SOLE	      3484173
Staples Inc				  COM	855030102    16775	1250000	    SH 	        SOLE	      1250000
Scorpio Tankers Inc 	  		  COM	MHY7542C1066 82599	9260000	    SH 	        SOLE	      9260000
Tenet Healthcare Corp	  		  COM	88033G407    15994	336155	    SH 	        SOLE	      336155
United States Oil Fund LP		  UNITS	91232N108    19060	548510	    SH 	        SOLE	      548510
Vanguard Health Systems Inc		  COM	922036207    4804	323127	    SH	        SOLE	      323127


